TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2019	2020	2021
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	1,934	2,391	2,302
Compensation and benefits to directors, including benefit component of equity instrument grants	280	373	300

Schedule of Key Management Compensation
	Year ended December 31,
	2019	2020	2021
	in USD thousands
Salaries and other short-term employee benefits	1,415	1,656	1,883
Post-employment benefits	115	126	136
Other long-term benefits	31	33	35
Share-based compensation	653	949	548
	2,214	2,764	2,602